U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2016
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 - U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2016 and 2015 are classified as held-to-maturity and mature as follows:

	2016		2015
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$5,740,659	$5,731,091	$510,573	$501,668

Due after one year	456,058	455,682	255,759	255,487

	$6,196,717	$6,186,773	$766,332	$757,155

The fair value of U.S. government securities have been valued using level 1 inputs.